TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 16,740	$ 17,083
Accrued liabilities	29,574	34,636
Accrued royalties	6,276	5,377
Income taxes payable	4,385	1,247
Accrued interest on convertible notes (note 14(a))	3,178	3,157
Trade and other current payables	$ 60,153	$ 61,500